Finance costs - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Profit or loss [abstract]
Bank term loans	¥ 59,672	$ 8,400	¥ 65,440	¥ 82,109
Bills and other discounting	33,946	4,779	23,922	27,864
Bank charges	4,588	646	4,563	4,136
Interest on lease liabilities (Note 17)	1,969	277	1,547	1,819
Finance costs	¥ 100,175	$ 14,102	¥ 95,472	¥ 115,928